Acquisition of Zyga Technology, Inc (Tables) - Zyga Technology Inc [Member]	12 Months Ended
Dec. 31, 2019
Acquisition Purchase Price	The purchase price was financed as follows:

Cash proceeds from revolving credit facility	$18,000
Cash from RTI Surgical	3,000

Total purchase price	$21,000

Summary of Final Allocation of Total Consideration to Tangible and Intangible Assets and Liabilities	The table below represents the final allocation of the total consideration to Zyga’s tangible and intangible assets and liabilities fair values as of January 4, 2018.

Inventories	$1,099
Accounts receivable	573
Other current assets	53
Property, plant and equipment	151
Other assets	26
Deferred tax assets	4,715
Current liabilities	(947)
Acquisition contingencies	(4,986)

Net tangible assets acquired	684
Other intangible assets	6,760
Goodwill	13,556

Total net assets acquired	$21,000

Pro Forma Information of Operations
The following unaudited pro forma information shows the results of the Zyga’s operations as though the acquisition had occurred as of the beginning of the prior comparable period, January 1, 2018.

For the Year Ended December 31, 2018
Revenues	$4,809
Net loss	(2,640)
The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the actual results of operations had the acquisition taken place as of the beginning of the periods presented, or the results that may occur in the future.